Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	2,784,353	2,046,307	1,641,146
Common stock, shares outstanding	2,784,353	2,046,307	1,641,146
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series D Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	506	506	506
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series E Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,999,494	1,999,494	1,999,494
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series F Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	40,000	40,000	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0